Note 9 - Share Capital (Tables)	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	for the three months ended				for the six months ended
	April 30, 2026		April 30, 2025		April 30, 2026		April 30, 2025

		Weighted		Weighted		Weighted		Weighted
		average		average		average		average
	Number of	exercise	Number of	exercise	Number of	exercise	Number of	exercise
	options	price	options	price	options	price	options	price

Outstanding, beginning of period	630,908	$15.90	804,494	$15.90	779,734	$15.90	819,125	$15.90
Granted	-	-	-	-	-	-	-	-
Exercised	(126,250)	15.90	-	-	(250,162)	-	(6,775)	15.90
Forfeited/cancelled	-	-	(3,140)	15.90	(24,914)	-	(10,996)	15.90
Expired	-	-	-	-	-	-	-	-

Outstanding, end of period	504,658	$15.90	801,354	$15.90	504,658	$15.90	801,354	$15.90